CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Reserve from actuarial gains and losses	Equity attributable to owners of the Company	Equity attributable to non-controlling interests	Total
Opening balance at Dec. 31, 2022	€ 27,323	€ (2,705)	€ 590,191	€ 117,155	€ 17,744	€ 1,880	€ 751,588	€ 5,841	€ 757,429
Net profit for the year from continuing operations				34,655			34,655	(761)	33,894
Other comprehensive income (loss)					(3,654)	(744)	(4,398)	(37)	(4,435)
Total comprehensive income (loss)				34,655	(3,654)	(744)	30,257	(798)	29,459
Reclassification of deposit liability			1,811				1,811		1,811
Purchase of treasury shares		(9,022)					(9,022)		(9,022)
Grants to sport rights holders			51,999				51,999		51,999
Vesting of RSUs	98	9,405	8,196	(17,715)			(16)		(16)
Equity-settled share-based payments			1,643	39,534			41,177		41,177
Ending balance at Dec. 31, 2023	27,421	(2,322)	653,840	173,629	14,090	1,136	867,794	5,043	872,837
Net profit for the year from continuing operations				34,150			34,150	(538)	33,612
Other comprehensive income (loss)					11,109	(115)	10,994	188	11,182
Total comprehensive income (loss)				34,150	11,109	(115)	45,144	(350)	44,794
Reclassification of deposit liability			1,721				1,721		1,721
Purchase of treasury shares		(28,725)					(28,725)		(28,725)
Vesting of RSUs	130	12,234	12,023	(24,354)			33		33
Equity-settled share-based payments			670	38,517			39,187		39,187
Ending balance at Dec. 31, 2024	27,551	(18,813)	668,254	221,942	25,199	1,021	925,154	4,693	929,847
Net profit for the year from continuing operations				100,322			100,322	2	100,324
Other comprehensive income (loss)					(19,618)	(987)	(20,605)	(105)	(20,710)
Total comprehensive income (loss)				100,322	(19,618)	(987)	79,717	(103)	79,614
Acquisition of non-controlling interests			(10,412)				(10,412)	(4,588)	(15,000)
Purchase of treasury shares		(105,216)					(105,216)		(105,216)
Grants to sport rights holders			34,153				34,153		34,153
Vesting of RSUs	31	44,641	(9,520)	(35,090)			62		62
Equity-settled share-based payments				54,877			54,877		54,877
Ending balance at Dec. 31, 2025	€ 27,582	€ (79,388)	€ 682,475	€ 342,051	€ 5,581	€ 34	€ 978,335	€ 2	€ 978,337